Summary Of Stock Option Activity And Related Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Stock Options
Number of Stock Options, Outstanding Beginning Balance	4,320,068	4,350,068
Number of Stock Options, Granted	190,920	7,000
Number of Stock Options, Exercised	(313,500)	(3,000)
Number of Stock Options, Forfeited	(3,500)	(34,000)
Number of Stock Options, Expired	0	0
Number of Stock Options, Outstanding Ending Balance	4,193,988	4,320,068	4,350,068
Number of Stock Options, Exercisable Ending Balance		4,192,767
Number of Stock Options, Exercisable Ending Balance	3,916,568
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 14.98	$ 14.98
Weighted Average Exercise Price, Granted	$ 20.65	$ 17.85
Weighted Average Exercise Price, Forfeited	$ 15.23	$ 13.69
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 17.85	$ 15.35
Weighted Average Exercise Price, Expired		$ 0
Weighted Average Exercise Price, Outstanding Ending Balance	$ 15.22	$ 14.98	$ 14.98
Weighted Average Exercise Price, Exercisable Ending Balance		$ 15.02
Weighted Average Exercise Price, Exercisable Ending Balance	$ 14.99
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 12,100	$ 68,651
Aggregate Intrinsic Value, Outstanding Ending Balance	28,015	12,100	68,651
Aggregate Intrinsic Value, Exercisable at Ending Balance	27,073	11,600
Weighted Average Remaining Contractual Life
Outstanding at end of period	3 years 8 months 23 days	4 years 2 months 12 days	5 years 1 month 6 days
Exercisable at end of period	3 years 4 months 21 days	4 years 1 month 6 days
Scenario, Previously Reported [Member]
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 12,083